Risk Management (Details) - Schedule of main sources of financing with third parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Main Sources Of Financing With Third Parties Abstract
Deposits and other demand obligations	$ 14,086,226	$ 17,900,938
Time deposits	12,978,790	10,131,055
Bank obligations	8,864,765	8,826,583
Debt instruments issued and regulatory capital	9,490,009	8,989,528
Total	$ 45,419,790	$ 45,848,104